STOCKHOLDERS' EQUITY (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 03, 2009	Dec. 31, 2011 All Company Stock Plans [Member]	Jun. 30, 2009 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2008 Common Stock	Jun. 30, 2009 Additional Paid-in Capital	Dec. 31, 2011 Additional Paid-in Capital	Dec. 31, 2010 Additional Paid-in Capital	Dec. 31, 2009 Additional Paid-in Capital	Dec. 31, 2011 Stock Options and Restricted Stock [Member]	Dec. 31, 2011 4% Convertible Senior Subordinated Notes due June 1, 2015
Common stock, shares issued (in shares)		121.9	121.2
Common stock, shares outstanding (in shares)								108.8	108.1	107.3	94.0
Common Stock, unissued shares (in shares)		178.1
Common Stock reserved for contingently issuable shares (in shares)																3.9	10.6
Interest rate of debt securities (as a percent)																	4.00%
Common stock issued in public offering (in shares)	12.65							0.70	0.80	13.30
Public offering price (in dollars per share)					$ 13.00
Proceeds from issuance of common stock (in dollars)	$ 156.0	$ 0	$ 0	$ 156.3
Common stock issuance cost (in dollars)	8.2
Increase in the value of common stock resulting from stock issued in public offering (in dollars)		26.5	27.5	186.6			0.1			0.1		156.0	26.5	27.5	186.5
Shares of common stock in treasury (in shares)		13.1	13.1					13.1
Value of treasury stock on an average cost basis (in dollars)		(599.1)	(599.3)
Number of common shares held in rabbi trust (in shares)		0.9	0.9			0.9
Value of common shares held in rabbi trust (in dollars)						$ 17.1
Preferred stock, shares authorized (in shares)		50.0
Preferred stock, par value per share (in dollars per share)		$ 0.01
Preferred stock, shares outstanding (in shares)		0	0